Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 3,582	$ 3,133
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	788	632
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(49)	(32)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	739	600
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(2,151)	(955)
Net foreign currency translation gains (losses) from hedging activities	922	64
Reclassification of losses (gains) on net investment hedging activities to income	1
Foreign currency translation adjustments	(1,228)	(891)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(602)	(398)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(181)	2
Net change in cash flow hedges	(783)	(396)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 9)	42	(230)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(701)	(796)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	55	10
Total items that will not be reclassified subsequently to income	(604)	(1,016)
Total other comprehensive income (loss), net of taxes	(1,876)	(1,703)
Total comprehensive income (loss)	1,706	1,430
Total comprehensive income attributable to:
Shareholders	1,707	1,431
Non-controlling interests	(1)	(1)
Total comprehensive income (loss)	1,706	1,430
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	303	171
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(16)	(9)
Unrealized foreign currency translation gains (losses)	(17)
Net foreign currency translation gains (losses) from hedging activities	340	162
Net gains (losses) on derivatives designated as cash flow hedges	(262)	(64)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(68)	1
Remeasurement gains (losses) on employee benefit plans	22	(23)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(271)	(306)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	20	12
Total income tax expenses (recoveries)	$ 51	$ (56)